Average Annual Total Returns - PGIM Jennison Mid-Cap Growth Fund	A One Year	A Five Years	A Ten Years	C One Year	C Five Years	C Ten Years	R One Year	R Five Years	R Ten Years	Z One Year	Z Five Years	Z Ten Years	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	R2 One Year	R2 Five Years	R2 Ten Years	R2 SinceInception	R2 InceptionDate	R4 One Year	R4 Five Years	R4 Ten Years	R4 SinceInception	R4 InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Russell Midcap Growth Index One Year	Russell Midcap Growth Index Five Years	Russell Midcap Growth Index Ten Years	Russell Midcap Index One Year	Russell Midcap Index Five Years	Russell Midcap Index Ten Years
Total	34.34%	16.45%	13.14%	40.63%	16.96%	12.99%	41.96%	17.56%	13.56%	42.71%	18.13%	14.12%	32.99%	12.46%	10.72%	31.09%	13.25%	10.87%	42.17%			21.07%	Dec. 27, 2017	42.51%			21.38%	Dec. 27, 2017	42.88%	18.33%		14.15%	Jan. 18, 2011	35.59%	18.66%	15.04%	17.10%	13.40%	12.41%